Investment Strategy - NELSON SELECT ETF	Aug. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in a combination of equity securities and ETFs (“Underlying Funds”) representing a broad range of asset classes. The Underlying Funds in which the Fund invests each primarily invest in (1) equities, including American Depositary Receipts (“ADRs”), (2) U.S. fixed income securities, including U.S. Treasuries, preferred stocks and investment-grade corporate bonds, (3) real estate investment trusts, (4) master-limited partnerships, (5) agency and mortgage-backed securities, and (6) equity and index options and index futures.

Underlying Funds that invest in equity securities may do so without regard to market capitalization and may invest in ADRs. Fixed income Underlying Funds may invest in non-investment grade fixed income securities, commonly known as “high yield” or “junk” bonds that are rated below Baa3 by Moody’s Investors Service or similarly by another rating agency. When the Adviser seeks to provide the Fund with more diverse exposure to a particular sector, the Fund may invest in an Underlying Fund, rather than directly in equity securities. The Fund may invest in individual equity securities without regard to capitalization and individual bonds from issuers of any credit quality or maturity, including high yield or “junk” bonds. The Fund may invest in emerging markets. The Adviser considers an emerging market country to include any country that is (1) generally recognized to be an emerging market country by the international financial community, including the World Bank; (2) classified by the United Nations as a developing country; or (3) included in the MSCI Emerging Markets Index.

The Fund’s Adviser invests the Fund’s assets in accordance with the following ranges:

Equity Securities	30% to 100%
Fixed Income Securities	0% to 30%
Cash/MMF	0% to 100%

The Adviser utilizes rules-based, quantitative systems combined with discretionary analysis to measure market risk and selects the underlying assets to buy and sell for the Fund. The Adviser combines the above quantitative approach with subjective decisions in part driven from years of experience in portfolio management and asset allocation. The Adviser may overrule the quantitative process in an effort to increase returns or limit losses. This includes but is not limited to income statement and balance sheet analysis, outside analyst research, conversations with industry analysts and portfolio managers and or direct conversations with management of securities of interest.

The Fund may also directly engage in options strategies. The option strategies to be used by the Fund include covered calls, call spreads, put spreads, protective puts and cash secured naked puts on equities and stock indices.

The Fund may engage in frequent trading of its portfolio, resulting in a higher portfolio turnover rate.